UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  May 31, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2016

Investment Advisor

Gerstein, Fisher & Associates, Inc.
565 Fifth Avenue, 27th Floor
New York, New York  10017

Phone: 800-473-1155
www.gersteinfisherfunds.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	7

INVESTMENT HIGHLIGHTS	9

SCHEDULES OF INVESTMENTS	15

STATEMENT OF ASSETS AND LIABILITIES	42

STATEMENT OF OPERATIONS	44

STATEMENTS OF CHANGES IN NET ASSETS	46

FINANCIAL HIGHLIGHTS	50

NOTES TO FINANCIAL STATEMENTS	56

NOTICE OF PRIVACY POLICY & PRACTICES	69

ADDITIONAL INFORMATION	70

Dear Fellow Shareholders,

As we continue forward into 2016 and beyond, we at Gerstein Fisher are excited and proud to continue to build on our process, research, and successes thus far in managing our Multi-Factor® strategies. Our approach is built around the idea that we can offer a superior risk-adjusted return not by virtue of superior security selection or timing, but by rigorous analysis of quantitative risk factors. These factors, backed by decades of data and scientific research, allow us to take targeted risks and build a diversified portfolio which is still designed to outperform our benchmarks on a risk-adjusted basis.

As pleased as we have been by our performance and success thus far, we will always stress that it is our structured, research-based, and highly disciplined approach and management process that investors should consider regarding Gerstein Fisher’s Multi-Factor® strategies. Each strategy has broad asset class representation and the flexibility to capitalize on specific themes like profitability, momentum or small company exposure – tilting toward factors that have historically proven to add value over time. Because of our structured approach, we believe our performance is more likely to reflect a reliable, empirically tested, and well-documented process rather than luck.

Thank you, as always, for the trust and confidence you have placed in our firm and process; we look forward to our continued partnership in the years to come.

Sincerely,

Gregg. S. Fisher, CFA
Chief Investment Officer

Review of Fund Performance

Gerstein Fisher Multi-Factor® Growth Equity Fund (GFMGX)

US markets were down slightly during the six months prior to May 31, 2016, with significant volatility in early 2016. Concerns over global growth and the potential for the US economy being impacted by lingering weakness in Europe, Japan, and other regions continued from 2015. The Gerstein Fisher Multi-Factor® Growth Equity Fund (the “Fund”) returned -2.19% for the six months ended May 31, 2016, trailing the Russell 3000 Growth Index, which returned -0.20% over the same period.

The Fund’s performance relative to the index was due largely to targeted exposures to certain strategic risk factors that are components of our Multi-Factor® strategy. In the most recent six months ended May 31, 2016, performance attribution data shows that the Fund’s tilt to more profitable companies contributed positively to the portfolio’s return. However, the contribution of profitability was offset by other risk factors such as exposure to smaller companies and securities with higher momentum, resulting in negative contribution relative to the index.

The Fund’s core mandate remains to control for undesired exposures while constructing the portfolio to consist of higher-momentum, more value-oriented, and smaller securities within the Russell 3000 Growth Index universe.  As a result, industry and sector weightings within the portfolio were held as close to the index as possible after targeted risk factor tilts, including the three mentioned above, were implemented. Any industry and sector over- or underweights are primarily driven by these underlying factor exposures, and no individual holding constitutes more than 5% of the total portfolio.

In the more than six years since the Fund’s inception, the Fund has performed in line with our expectations. It is designed to be an all-cap US growth equity portfolio with additional exposures to targeted, systematic risk factors that include small companies, value, and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures. Because our process is based on a scientifically grounded approach, we believe that over time the Gerstein Fisher Multi-Factor® Growth Equity Fund should continue to be well positioned to deliver a positive investment experience in the US growth equity space, as well as to provide exposure to often overlooked factors within the domestic growth universe.

Gerstein Fisher Multi-Factor® International Growth Equity Fund (GFIGX)

Developed-world stock markets lagged the rest of the global equity environment during the six months ended May 31, 2016. Continued political and economic issues in Europe, as well as slow growth in Japan were coupled with ongoing conflicts in the Middle East and elsewhere to hamper the returns on equities in those countries. The Gerstein Fisher Multi-Factor® International Growth Equity Fund (the “Fund”) returned -0.86% for the six months ended May 31, 2016, outperforming the MSCI EAFE Growth Index, which fell -1.24% during the same period.

The Fund’s performance relative to the index was due primarily to targeted exposures to certain strategic risk factors and to certain effects of country diversification.  For example, performance attribution during the six-month period reveals that greater exposure to higher book-to-market stocks and to smaller companies resulted in positive excess contribution relative to the index.  However, the Fund’s exposure to factors such as securities with higher momentum did result in a negative contribution in the six months ended May 31, 2016.

The Fund’s industry and sector weightings were held as close to the index as possible after the targeted risk factor tilts were implemented. This is a direct consequence of controlling for undesired exposures while constructing the portfolio to consist of higher-

momentum, more value-oriented, and smaller securities within the MSCI EAFE Growth Index universe.  Generally, industry and sector over- or underweights are driven by these underlying factor exposures, and no individual holding constituted more than 5% of the total portfolio. In addition to the risk factor tilts, another source of the portfolio’s deviation from the index were strategic choices made to country weightings that typically limit any single country’s exposure within the portfolio to approximately 12% within the Fund. This is designed to redistribute the portfolio from the larger countries in the index and to provide more exposure to smaller countries.

Since its inception in January 2012, the Fund has performed in line with our expectations. It is designed to be a large-cap developed-market growth equity portfolio with additional exposures to targeted, systematic risk factors that include small companies, value and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures. Because our process is based on a scientifically grounded approach, we believe that the Gerstein Fisher Multi-Factor® International Growth Equity Fund should be well positioned to deliver a positive investment experience in the international-developed growth equity space, as well as provide exposure to often overlooked factors within the international growth equity universe.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (GFMRX)

Global real estate had strong returns in the six months ended May 31, 2016, significantly outperforming the board global equity markets. The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (the “Fund”) returned 7.72% for the six months ended May 31, 2016, outperforming the FTSE EPRA/NAREIT Developed Index Net Total Return, which was up 5.93% during the same period.

The Fund’s outperformance relative to the index was due in large part to higher exposure to certain risk factors targeted by our Multi-Factor® strategy. For example, performance attribution during the 6-month period ended May 31, 2016 reveals that greater exposure to smaller real estate securities relative to the referenced index contributed to excess return, while higher momentum securities lagged and had a negative performance contribution.

Portfolio sub-sector weightings were held as closely to the index as possible after the targeted risk-factor tilts were implemented. This is a direct consequence of controlling for undesired exposures such as leverage while constructing the portfolio to consist of higher-momentum, more value-oriented and smaller securities within the global real estate universe.  Any over- or underweights are driven by these underlying factor exposures, and no individual holding constituted more than 5% of the total portfolio. Additionally, country weightings are held to within 2% of their benchmark levels, to limit any country-specific risks.

Since its inception in April 2013, the Fund has performed in line with our expectations. It is designed to be a global real estate portfolio with additional exposures to targeted, systematic risk factors that include size, value, and momentum, while seeking to avoid non-systematic risks such as company or single-security overexposures. Because our process is based on a scientifically grounded approach, we believe that the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund should be well positioned to deliver a positive investment experience in the global real estate space, as well as to provide exposure to often overlooked factors within that investible universe.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk.  Principal loss is possible.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in foreign securities involve greater volatility and political, economic and currency risks as well as differences in accounting methods.  These risks are greater for emerging markets.  Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  Growth stocks typically are relatively more expensive than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  The investment in options is not suitable for all investors.  The risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Funds may engage in short sales of securities, which involves the risk that losses may exceed the original amount invested.  Diversification does not assure a profit nor protect against loss in a declining market.  A real estate investment trust’s (“REIT”) share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.  Unlike mutual funds, exchange-traded funds (“ETFs”) do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

Diversification does not assure a profit or protect against a loss in a declining market.

Index Definitions:

Russell 3000® Growth Index: The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market.  The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

MSCI EAFE Growth Index: The MSCI EAFE Growth Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada, focusing on companies with higher price-to-book ratios and higher forecasted growth values.  The index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

FTSE EPRA/NAREIT Developed Index Net Total Return: The Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.  By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and ETFs.  The index reflects the reinvestment of dividends and the application of the relevant withholding tax rates.

An investment cannot be made directly in an index.

Must be preceded or accompanied by a prospectus.

Gerstein Fisher Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/15–5/31/16).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Funds within sixty days of purchase.  Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Gerstein Fisher Funds
Expense Examples (Continued)
(Unaudited)

Gerstein Fisher Multi-Factor® Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2015 -
	December 1, 2015	May 31, 2016	May 31, 2016*
Actual	$1,000.00	$ 978.10	$4.90
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.05	$5.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® International Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2015 -
	December 1, 2015	May 31, 2016	May 31, 2016*
Actual	$1,000.00	$ 991.40	$5.68
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.30	$5.76

*	Expenses are equal to the Fund’s annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2015 -
	December 1, 2015	May 31, 2016	May 31, 2016*
Actual	$1,000.00	$1,077.20	$5.19
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.00	$5.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of domestic companies of any size. Equity securities may also include preferred stocks, ETFs that invest in equities, individual stock options and options on indices.  At any one time, the combined value of options may be up to 5% of the Fund’s net assets.  The Fund may invest up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  Additionally, the Fund may sell shares of securities short for hedging purposes.

Allocation of Portfolio Holdings as of May 31, 2016
(% of Investments)

*	Excludes securities lending collateral.

Average Annual Total Returns as of May 31, 2016

	Gerstein Fisher	Russell 3000®
	Multi-Factor®	Growth
	Growth Equity	Index

One Year	(3.55)%	0.74%

Three Year	10.64%	12.12%

Five Year	11.02%	11.79%

Since Inception (1/15/2010)(1)	12.54%	13.20%

(1)	While the Fund commenced operations on December 31, 2009, the Fund began investing consistent with its investment objective on January 15, 2010.

Gerstein Fisher Multi-Factor® Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.  One cannot invest directly in an index.

Growth of $10,000 Investment

*	While the Fund commenced operations on December 31, 2009, the Fund began investing consistent with its investment objective on January 15, 2010.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of international companies of any size, including foreign securities and securities of U.S. companies.  The Fund may invest in foreign securities, which may include securities of companies in emerging markets or less developed countries.  Equity securities include common stocks, preferred stocks, ETFs that invest in equities, individual stock options and options on stock indices.

Allocation of Portfolio Holdings as of May 31, 2016
(% of Investments)

*	Excludes securities lending collateral.

Average Annual Total Returns as of May 31, 2016

	Gerstein Fisher
	Multi-Factor®
	International	MSCI EAFE
	Growth Equity	Growth Index

One Year	(6.94)%	(5.58)%

Three Year	5.50%	3.67%

Since Inception (1/27/12)	8.67%	6.92%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Continued

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Performance data current to the most recent month end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI EAFE Growth Index consists of the growth portion (growth being a measure of price relative to book/value/cash flow) of the MSCI EAFE Index.  One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in income-producing common stocks and other real estate securities, including REITs.  The Fund may invest in equity securities (such as common, convertible and preferred stock) of real estate-related companies of any market capitalization.  Equity securities may also include ETFs that invest in real estate-related equities, individual stock options and options on indices.

Allocation of Portfolio Holdings as of May 31, 2016
(% of Investments)

*	Excludes securities lending collateral.

Average Annual Total Returns as of May 31, 2016

	Gerstein Fisher	FTSE EPRA/
	Multi-Factor®	FTSE EPRA/	NAREIT
	Global Real	NAREIT	Developed Index
	Estate Securities	Developed Index	Net Total Return(1)

One Year	7.30%	4.29%	3.39%

Three Year	8.32%	6.64%	5.82%

Since Inception (4/30/13)	5.27%	3.72%	2.91%

(1)	The FTSE EPRA/NAREIT Developed Index Net Total Return will replace the FTSE EPRA/NAREIT Developed Index as the Fund’s primary benchmark index as it is a more appropriate comparison.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Continued

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Investment Highlights (Continued)
(Unaudited)

Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.

FTSE EPRA/NAREIT Developed Index Net Total Return is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.  By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and ETFs.  The index reflects the reinvestment of dividends and the application of the relevant withholding tax rates.  One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments

May 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 99.38%

Accommodation – 1.39%
Civeo Corp. (a)(c)	460	$925
Isle Of Capri Casinos, Inc. (a)	82,237	1,306,746
Marriott International, Inc. (b)	28,634	1,890,989
Pinnacle Entertainment, Inc. (a)	1,620	18,241
Wyndham Worldwide Corp. (b)	2,287	154,121
		3,371,022

Administrative and Support Services – 0.72%
AECOM (a)(b)	700	22,477
Kforce, Inc.	16,711	312,496
Landauer, Inc.	603	23,897
PayPal Holdings, Inc. (a)	2,537	95,873
Priceline Group, Inc. (a)(b)	1,030	1,302,260
		1,757,003

Air Transportation – 2.64%
Alaska Air Group, Inc. (b)	14,908	989,891
American Airlines Group, Inc. (b)	293	9,350
Delta Air Lines, Inc. (b)	2,008	87,268
Hawaiian Holdings, Inc. (a)	13,000	525,980
JetBlue Airways Corp. (a)(b)	20,300	363,979
SkyWest, Inc.	6,352	149,907
Southwest Airlines Co.	88,438	3,756,846
United Continental Holdings, Inc. (a)	11,495	518,310
		6,401,531

Ambulatory Health Care Services – 2.31%
Amedisys, Inc. (a)(b)	90,911	4,624,642
Chemed Corp.	7,375	961,774
LHC Group, Inc. (a)	517	21,714
		5,608,130

Amusement, Gambling, and Recreation Industries – 0.01%
Global Payments, Inc.	303	23,534

Animal Production and Aquaculture – 0.33%
Cal-Maine Foods, Inc. (b)	17,758	790,231

Apparel Manufacturing – 0.51%
G-III Apparel Group Ltd. (a)	3,075	120,294
Sequential Brands Group, Inc. (a)	1,439	11,598
VF Corp. (b)	17,664	1,100,821
		1,232,713

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Beverage and Tobacco Product Manufacturing – 5.06%
Altria Group, Inc.	7,548	$480,355
Coca-Cola Bottling Co.	4,146	512,031
Coca-Cola Co. (b)	30,562	1,363,065
Coca-Cola European Partners PLC (c)	34,332	1,332,425
Constellation Brands, Inc.	25,068	3,839,164
MGP Ingredients, Inc. (b)	12,771	417,867
PepsiCo, Inc.	22,578	2,284,216
Philip Morris International, Inc.	10,192	1,005,747
Reynolds American, Inc.	21,014	1,044,396
		12,279,266

Broadcasting (except Internet) – 0.58%
Cablevision Systems Corp. (a)	2,989	103,659
Comcast Corp.	395	25,003
Walt Disney Co.	13,007	1,290,555
		1,419,217

Building Material and Garden Equipment – 3.25%
Home Depot, Inc. (b)	42,020	5,551,682
Lowe’s Companies, Inc. (b)	29,224	2,341,719
		7,893,401

Chemical Manufacturing – 10.08%
Abbott Laboratories (b)	548	21,717
AbbVie, Inc. (b)	25,569	1,609,057
Allergan PLC (a)(c)	15,759	3,715,184
Celgene Corp. (a)(b)	27,194	2,869,511
Chemours Co.	115	1,002
Chemtura Corp. (a)	784	20,917
E.I. du Pont de Nemours & Co. (b)	579	37,872
Gilead Sciences, Inc.	46,684	4,064,309
Innophos Holdings, Inc.	493	18,902
Johnson & Johnson (b)	18,195	2,050,394
LyondellBasell Industries NV (b)(c)	28,583	2,325,513
Medifast, Inc.	11,633	371,209
Monsanto Co.	587	66,020
OMNOVA Solutions, Inc. (a)(b)	2,846	19,609
PPG Industries, Inc.	4,624	497,912
Supernus Pharmaceuticals, Inc. (a)	549	10,711
Trinseo SA (a)(b)(c)	136,219	6,414,553
USANA Health Sciences, Inc. (a)(b)	2,972	358,572
		24,472,964

Clothing and Clothing Accessories Stores – 2.69%
Buckle, Inc. (b)	1,340	33,138
Burlington Stores, Inc. (a)(b)	40,591	2,450,073
Cato Corp.	604	22,862

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Clothing and Clothing Accessories Stores – 2.69% (Continued)
DSW, Inc. (b)	2,071	$43,822
Express, Inc. (a)(b)	55,006	799,787
Francesca’s Holdings Corp. (a)(b)	1,826	19,027
Hanesbrands, Inc.	49,200	1,331,844
Ross Stores, Inc.	7,942	424,103
TJX Companies, Inc.	18,420	1,402,130
		6,526,786

Computer and Electronic Product Manufacturing – 9.91%
Apple, Inc.	86,586	8,646,478
Applied Materials, Inc.	21,678	529,377
Applied Optoelectronics, Inc. (a)	1,563	16,490
ARRIS International PLC (a)(c)	38,421	925,946
Broadcom Ltd. (c)	11,473	1,770,972
Cavium, Inc. (a)	356	17,711
Ciena Corp. (a)(b)	971	16,954
Cirrus Logic, Inc. (a)(b)	23,755	855,180
EMC Corp.	23,600	659,620
Enphase Energy, Inc. (a)(b)	1,788	3,737
Halyard Health, Inc. (a)(b)	26	808
Harman International Industries, Inc.	764	59,775
Harris Corp. (b)	14,076	1,108,767
Inphi Corp. (a)	805	25,108
Intel Corp. (b)	104,235	3,292,784
Ixia (a)	1,751	17,790
Juniper Networks, Inc.	42,476	994,363
MaxLinear, Inc. (a)	1,478	30,624
Medtronic PLC (c)	10,612	854,054
Microsemi Corp. (a)(b)	9,859	333,530
NXP Semiconductors NV (a)(c)	445	42,048
QUALCOMM, Inc. (b)	12,074	663,104
Rambus, Inc. (a)	58,337	705,878
Rofin-Sinar Technologies Inc. (a)(b)	819	26,167
Roper Industries, Inc.	213	36,440
Rubicon Technology, Inc. (a)	6,102	4,149
Skyworks Solutions, Inc. (b)	1,446	96,535
St. Jude Medical, Inc.	20,072	1,572,842
TTM Technologies, Inc. (a)	3,040	23,803
Western Digital Corp. (b)	15,992	744,268
		24,075,302

Construction of Buildings – 0.10%
KB Home (b)	1,575	21,955
MDC Holdings, Inc.	4,783	111,157
NVR, Inc. (a)(b)	58	100,514
		233,626

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Credit Intermediation and Related Activities – 2.99%
Ameriprise Financial, Inc.	9,150	$930,280
LendingTree, Inc. (a)(b)	27,300	2,272,725
Visa, Inc. (b)	41,652	3,288,009
Wells Fargo & Co.	14,808	751,062
Western Union Co. (b)	1,254	24,390
		7,266,466

Data Processing, Hosting and Related Services – 0.57%
DST Systems, Inc.	11,521	1,393,119

Educational Services – 0.54%
ITT Educational Services, Inc. (a)(b)	3,750	8,138
Strayer Education, Inc. (a)(b)	27,089	1,304,877
		1,313,015

Electrical Equipment, Appliance, and Component – 1.27%
AO Smith Corp.	457	37,611
Helen Of Troy Ltd. (a)(c)	20,473	2,105,238
Whirlpool Corp.	5,440	949,933
		3,092,782

Electronics and Appliance Stores – 0.45%
Aaron’s, Inc.	9,884	248,088
Ingram Micro, Inc. (a)	24,220	838,739
		1,086,827

Fabricated Metal Product Manufacturing – 0.08%
Builders FirstSource, Inc. (a)	16,739	196,851

Food and Beverage Stores – 2.76%
Core-Mark Holding Co., Inc.	9,140	782,567
Ingles Markets, Inc.	23,415	872,911
Kroger Co. (b)	141,511	5,060,433
		6,715,911

Food Manufacturing – 0.89%
Bunge Ltd. (b)(c)	6,298	422,407
Farmer Brothers Co. (a)	2,694	76,106
Ingredion, Inc.	323	37,923
John B Sanfilippo & Son, Inc. (b)	20,229	957,236
Kraft Heinz Co. (b)	1,138	94,670
Omega Protein Corp. (a)	12,223	241,282
Sanderson Farms, Inc. (b)	3,526	316,318
Snyders-Lance, Inc. (b)	258	7,975
		2,153,917

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Food Services and Drinking Places – 1.13%
Buffalo Wild Wings, Inc. (a)(b)	499	$72,549
Cracker Barrel Old Country Store, Inc. (b)	16,739	2,535,624
McDonald’s Corp.	801	97,770
Papa John’s International, Inc. (b)	546	34,584
		2,740,527

Furniture and Home Furnishings Stores – 0.44%
Bassett Furniture Industries, Inc.	38,314	1,069,344

Furniture and Related Product Manufacturing – 0.01%
Select Comfort Corp. (a)	1,476	33,092

General Merchandise Stores – 1.16%
Dollar General Corp.	16,044	1,442,355
Macy’s, Inc.	6,271	208,260
Wal-Mart Stores, Inc. (b)	16,460	1,165,039
		2,815,654

Health and Personal Care Stores – 2.31%
CVS Health Corp. (b)	10,581	1,020,537
Express Scripts Holding Co. (a)(b)	10,163	767,815
McKesson Corp. (b)	15,629	2,862,295
Walgreens Boots Alliance, Inc.	12,437	962,624
		5,613,271

Heavy and Civil Engineering Construction – 0.59%
Dycom Industries, Inc. (a)(b)	16,539	1,403,996
LGI Homes, Inc. (a)(b)	765	20,670
		1,424,666

Hospitals – 0.16%
HCA Holdings, Inc. (a)(b)	5,118	399,306

Insurance Carriers and Related Activities – 5.17%
Anthem, Inc.	24,516	3,240,035
Argo Group International Holdings Ltd. (c)	12,166	640,540
Cigna Corp.	13,167	1,686,824
Endurance Specialty Holdings Ltd. (c)	928	63,030
Hanover Insurance Group, Inc.	1,761	152,643
Prudential Financial, Inc.	11,060	876,505
Travelers Companies, Inc. (b)	10,237	1,168,451
Universal Insurance Holdings, Inc. (b)	85,433	1,660,818
Validus Holdings Ltd. (c)	55,614	2,707,846
Willis Towers Watson PLC (c)	2,860	366,137
		12,562,829

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Leather and Allied Product Manufacturing – 1.06%
NIKE, Inc. (b)	3,720	$205,418
Skechers USA, Inc. (a)	75,858	2,364,494
		2,569,912

Machinery Manufacturing – 0.17%
Cummins, Inc. (b)	3,251	372,142
Deere & Co.	261	21,478
KLA-Tencor Corp.	391	28,515
		422,135

Management of Companies and Enterprises – 0.32%
American Equity Investment Life Holding Co.	37,949	615,153
EchoStar Corp. (a)	470	18,819
Tile Shop Holdings, Inc. (a)	7,688	140,306
		774,278

Merchant Wholesalers, Durable Goods – 1.13%
American Axle & Manufacturing Holdings, Inc. (a)	1,942	32,373
Arrow Electronics, Inc. (a)	17,635	1,139,574
Delphi Automotive PLC (c)	6,937	471,439
HD Supply Holdings, Inc. (a)	1,255	44,301
Henry Schein, Inc. (a)(b)	361	62,717
LKQ Corp. (a)	17,220	569,465
O’Reilly Automotive, Inc. (a)(b)	1,636	432,607
		2,752,476

Merchant Wholesalers, Nondurable Goods – 0.68%
Herbalife Ltd. (a)(b)(c)	28,596	1,655,422

Mining (except Oil and Gas) – 0.01%
Martin Marietta Materials, Inc.	171	32,326

Miscellaneous Manufacturing – 2.70%
3M Co.	5,453	917,849
ABIOMED, Inc. (a)(b)	32,426	3,220,226
Becton Dickinson & Co.	375	62,419
CR Bard, Inc.	202	44,246
Inogen, Inc. (a)	3,785	180,696
JAKKS Pacific, Inc. (a)(b)	20,097	149,924
Matson, Inc.	2,773	92,424
Vascular Solutions, Inc. (a)	869	33,100
Zimmer Biomet Holdings, Inc.	15,294	1,867,550
		6,568,434

Miscellaneous Store Retailers – 1.47%
1-800-Flowers.com, Inc. (a)(b)	38,757	312,381
Central Garden & Pet Co. (a)	156,128	2,846,214

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Miscellaneous Store Retailers – 1.47% (Continued)
Stamps.com, Inc. (a)(b)	4,424	$402,540
		3,561,135

Motion Picture and Sound Recording Industries – 0.52%
Cinemark Holdings, Inc. (b)	8,730	315,852
NetFlix, Inc. (a)(b)	9,360	960,055
		1,275,907

Motor Vehicle and Parts Dealers – 1.01%
Asbury Automotive Group, Inc. (a)	14,924	837,237
AutoZone, Inc. (a)	197	150,153
Group 1 Automotive, Inc. (b)	5,740	356,913
Lithia Motors, Inc. (b)	13,459	1,108,214
		2,452,517

Nonstore Retailers – 1.10%
Amazon.com, Inc. (a)	1,698	1,227,297
eBay, Inc. (a)	13,037	318,885
GNC Holdings, Inc.	1,769	46,083
Nutrisystem, Inc.	39,443	1,070,483
		2,662,748

Nursing and Residential Care Facilities – 0.02%
Ensign Group, Inc.	2,122	42,122

Oil and Gas Extraction – 0.18%
California Resources Corp. (a)	334	508
Par Pacific Holdings, Inc. (a)	945	14,458
Parsley Energy, Inc. (a)(b)	16,090	419,466
		434,432

Other Information Services – 2.42%
Alphabet, Inc. (a)(b)	4,472	3,290,140
Facebook, Inc. (a)	21,686	2,576,514
Liberty Global PLC LILAC – Class A (a)(c)	29	1,191
Liberty Global PLC LILAC – Class C (a)(c)	72	3,075
		5,870,920

Paper Manufacturing – 0.12%
International Paper Co. (b)	5,915	249,376
Kimberly-Clark Corp. (b)	209	26,551
Veritiv Corp. (a)	113	4,394
		280,321

Performing Arts, Spectator Sports, and Related Industries – 0.02%
Boyd Gaming Corp. (a)	2,079	39,314

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Personal and Laundry Services – 0.02%
Weight Watchers International, Inc. (a)(b)	2,691	$40,796

Plastics and Rubber Products Manufacturing – 0.76%
AEP Industries, Inc.	2,456	147,385
Goodyear Tire & Rubber Co. (b)	50,929	1,424,484
Newell Brands, Inc.	1,863	88,836
ZAGG, Inc. (a)(b)	39,995	193,576
		1,854,281

Primary Metal Manufacturing – 0.49%
General Cable Corp.	7,527	102,819
Global Brass & Copper Holdings, Inc.	1,779	48,549
Olympic Steel, Inc.	44,209	1,048,195
		1,199,563

Printing and Related Support Activities – 0.23%
Avery Dennison Corp.	6,566	488,379
Deluxe Corp. (b)	768	50,020
Multi-Color Corp.	392	24,441
		562,840

Professional, Scientific, and Technical Services – 5.31%
Accenture PLC (b)(c)	2,481	295,164
Amgen, Inc.	3,682	581,572
Booz Allen Hamilton Holding Corp.	16,725	489,541
Broadridge Financial Solutions, Inc. (b)	987	63,355
CACI International, Inc. (a)	4,293	432,606
Callidus Software, Inc. (a)	1,780	33,037
Cimpress NV (a)(b)(c)	20,500	2,053,485
Ebix, Inc. (b)	38,604	1,746,059
Gigamon, Inc. (a)	5,500	171,325
Hackett Group, Inc.	127,000	1,856,740
International Business Machines Corp. (b)	8,668	1,332,618
MasterCard, Inc.	33,957	3,256,476
Mistras Group, Inc. (a)	5,028	124,745
Synaptics, Inc. (a)	5,220	354,073
Syntel, Inc. (a)(b)	1,940	89,395
Synutra International, Inc. (a)	4,862	19,9340
		12,900,125

Publishing Industries (except Internet) – 7.56%
Electronic Arts, Inc. (a)	74,478	5,716,186
EPAM Systems, Inc. (a)(b)	10,962	838,703
ePlus, Inc. (a)	13,095	1,146,205
Manhattan Associates, Inc. (a)(b)	35,102	2,314,275
Microsoft Corp.	100,688	5,336,464

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Publishing Industries (except Internet) – 7.56% (Continued)
MicroStrategy, Inc. (a)(b)	5,577	$1,040,334
News Corp.	10,508	125,676
Oracle Corp. (b)	42,407	1,704,761
Twenty-First Century Fox, Inc.	3,908	114,270
Xura, Inc. (a)	923	22,909
		18,359,783

Real Estate – 0.13%
Avis Budget Group, Inc. (a)	10,151	304,530

Rental and Leasing Services – 0.67%
Aircastle Ltd. (b)(c)	22,939	484,930
AMERCO	3,045	1,146,930
		1,631,860

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 0.28%
BlackRock, Inc. (b)	143	52,030
Nasdaq, Inc.	9,402	620,626
Waddell & Reed Financial, Inc.	199	4,253
		676,909

Specialty Trade Contractors – 0.01%
Comfort Systems USA, Inc.	763	24,416

Sporting Goods, Hobby, Musical Instrument, and Book Stores – 0.06%
Michaels Companies, Inc. (a)	4,039	118,383
Sportsman’s Warehouse Holdings, Inc. (a)	2,262	19,544
		137,927

Support Activities for Mining – 0.02%
Erin Energy Corp. (a)(b)	6,132	14,840
Schlumberger Ltd. (b)(c)	307	23,424
		38,264

Support Activities for Transportation – 0.05%
Expeditors International of Washington, Inc.	2,650	128,658

Telecommunications – 2.37%
ARC Group Worldwide, Inc. (a)	3,360	7,493
Argan, Inc.	706	24,498
AT&T, Inc. (b)	88,096	3,448,958
FairPoint Communications, Inc. (a)(b)	9,969	135,080
Inteliquent, Inc.	568	9,497
j2 Global, Inc. (b)	8,975	601,056
NeuStar, Inc. (a)(b)	1,011	23,809
Shenandoah Telecommunications Co.	7,390	236,406
The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Telecommunications – 2.37% (Continued)
Verizon Communications, Inc.	22,628	$1,151,765
Vonage Holdings Corp. (a)	27,701	127,702
		5,766,264

Transportation Equipment Manufacturing – 8.12%
Boeing Co. (b)	10,953	1,381,721
BorgWarner, Inc.	354	12,047
Commercial Vehicle Group, Inc. (a)	3,726	13,786
Honeywell International, Inc.	491	55,891
Huntington Ingalls Industries, Inc.	35,084	5,382,236
Lawson Products, Inc. (a)	3,702	71,412
Lear Corp.	52,249	6,205,091
Lockheed Martin Corp. (b)	27,853	6,579,714
Meritor, Inc. (a)	2,416	21,357
		19,723,255

Truck Transportation – 0.01%
YRC Worldwide, Inc. (a)	1,440	13,262

Utilities – 0.04%
Genie Energy Ltd. (a)	2,002	15,135
Ormat Technologies, Inc.	2,151	93,805
		108,940

Water Transportation – 0.21%
Gener8 Maritime, Inc. (a)(c)	2,356	17,034
Royal Caribbean Cruises Ltd. (b)(c)	6,495	502,648
		519,682

Wood Product Manufacturing – 0.01%
Ply Gem Holdings, Inc. (a)	1,854	27,884

Total Common Stocks (Cost $178,974,744)		241,375,941

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 38.16%
Money Market Fund – 38.16%
Mount Vernon Securities Lending Prime Portfolio, 0.53% (d)	92,678,706	92,678,706
Total Investments Purchased with Proceeds
from Securities Lending (Cost $92,678,706)		92,678,706

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.53%
Money Market Fund – 0.53%
Wells Fargo Advantage Government Money Market Fund –
Institutional Class, 0.17% (d)	1,289,047	$1,289,047
Total Short-Term Investments (Cost $1,289,047)		1,289,047
Total Investments (Cost $272,942,497) – 138.07%		335,343,694
Liabilities in Excess of Other Assets – (38.07)%		(92,459,596)
TOTAL NET ASSETS – 100.00%		$242,884,098

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan.
(c)	Foreign-issued security.
(d)	Seven day yield as of May 31, 2016.

Abbreviations:
LiLAC	Liberty Latin America and Caribbean Group.
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments

May 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 99.09%

Australia – 10.41%
AGL Energy Ltd.	995	$13,348
Alumina Ltd.	11,746	11,997
Bank of Queensland Ltd.	48,713	408,512
Caltex Australia Ltd.	8,521	201,044
CSL Ltd.	9,077	758,810
Incitec Pivot Ltd.	6,791	16,887
Newcrest Mining Ltd. (a)	34,673	481,464
Qantas Airways Ltd.	2,090,008	4,647,825
QBE Insurance Group Ltd.	2,749	24,657
Ramsay Health Care Ltd.	2,782	146,052
Sonic Healthcare Ltd.	6,174	95,505
South32 Ltd. (a)	42,082	47,320
Sydney Airport	198,098	1,012,163
TPG Telecom Ltd.	383,819	3,413,837
Treasury Wine Estates Ltd.	592,089	4,418,552
Wesfarmers Ltd.	608	17,828
Woolworths Ltd.	390	6,225
		15,722,026

Belgium – 3.77%
Anheuser-Busch InBev NV	10,242	1,294,541
Colruyt SA	44,261	2,628,586
KBC Groep NV	16,598	981,760
UCB SA	1,154	83,363
Umicore SA	13,900	699,479
		5,687,729

Bermuda – 1.36%
Cheung Kong Infrastructure Holdings Ltd.	220,385	2,060,949

Denmark – 5.76%
AP Moller – Maersk A/S	15	19,289
Coloplast A/S	10,733	811,836
Danske Bank A/S	23,476	677,735
Genmab A/S (a)	2,024	365,816
Novo Nordisk A/S	28,844	1,614,213
Pandora A/S	34,923	5,190,514
Tryg A/S	895	17,624
		8,697,027

Finland – 1.25%
Neste OYJ	20,918	704,387
Nokia OYJ	204,630	1,169,662
Stora Enso OYJ	2,458	21,081
		1,895,130

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

France – 6.44%
Aeroports de Paris	2,994	$356,595
Arkema SA	5,997	492,002
Atos SE	2,165	200,184
Bureau Veritas SA	562	12,080
Credit Agricole SA	156,912	1,576,405
Danone SA	2,781	195,370
Dassault Systemes	2,934	233,723
Essilor International SA	1,617	211,254
Imerys SA	886	62,469
Legrand SA	1,384	76,105
L’Oreal SA	1,861	350,175
Natixis SA (b)	68,728	331,738
Numericable-SFR SA	26,161	813,530
Pernod-Ricard SA	2,332	254,145
Peugeot SA (a)	265,065	4,175,353
Remy Cointreau SA	227	18,859
Societe BIC SA	2,222	296,776
Wendel SA	620	71,558
		9,728,321

Germany – 10.83%
Bayer AG	3,467	330,184
Bayerische Motoren Werke AG – Preference Shares	3,666	269,783
Commerzbank AG	3,515	30,143
Continental AG	4,446	954,633
Daimler AG	564	38,556
Deutsche Boerse AG	938	82,256
Deutsche Lufthansa AG	119,368	1,674,013
Fresenius Medical Care AG & Co. KGaA	1,091	94,750
Fresenius SE & Co. KGaA	17,408	1,314,814
GEA Group AG	1,632	75,723
HeidelbergCement AG	10,482	897,411
Henkel AG & Co. KGaA – Ordinary Shares	5,764	605,030
HUGO BOSS AG	98	6,032
Infineon Technologies AG	105,569	1,580,808
Kabel Deutschland Holding AG	7,275	822,257
Merck KGaA	192	19,230
Muenchener Rueckversicherungs-Gesellschaft AG	5,269	990,584
OSRAM Licht AG	23,352	1,244,240
Porsche Automobil Holding SE	24,293	1,338,937
ProSiebenSat.1 Media SE	3,845	193,442
Symrise AG	32,820	2,059,423
United Internet AG	13,422	633,115
Volkswagen AG – Ordinary Shares	6,480	1,002,840

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Germany – 10.83% (Continued)
Volkswagen AG – Preferred Shares	634	$94,847
		16,353,051

Hong Kong – 0.86%
Cathay Pacific Airwave Ltd.	72,334	113,168
HKT Trust & HKT Ltd.	822,000	1,191,097
		1,304,265

Ireland – 1.29%
Bank of Ireland – Dublin Exchange (a)	614,721	187,530
Bank of Ireland – London Exchange (a)	39,445	11,844
Paddy Power Betfair PLC	12,949	1,748,699
		1,948,073

Israel – 0.72%
Bank Leumi Le-Israel BM (a)	4,909	17,999
Mizrahi Tefahot Bank Ltd.	56,633	665,713
NICE-Systems, Ltd.	1,147	73,559
Teva Pharmaceutical Industries Ltd.	6,454	335,208
		1,092,479

Italy – 0.08%
Luxottica Group SpA	1,899	102,953
Rizzoli Corriere Della Sera Mediagroup SpA (a)	14,241	12,086
Saipem SpA (a)	1,318	539
		115,578

Japan – 15.93%
Acom Co. Ltd. (a)	12,800	70,087
Asahi Glass Co. Ltd.	178,000	1,071,822
Astellas Pharma, Inc.	1,129	15,341
Bridgestone Corp.	393	13,451
Calbee, Inc.	27,656	1,012,792
Casio Computer Co. Ltd.	935	14,458
Fuji Heavy Industries Ltd.	38	1,407
Hakuhodo DY Holdings, Inc.	7,400	92,213
ITOCHU Corp.	110,730	1,379,190
Japan Airlines Co. Ltd.	81,370	2,777,327
Japan Airport Terminal Co., Ltd.	1,342	45,946
Kaneka Corp.	136,036	1,074,003
KDDI Corp.	10,200	295,909
Keisei Electric Railway Co. Ltd.	4,208	56,170
Koito Manufacturing Co. Ltd.	1,931	90,418
Konami Holdings Corp.	56,700	2,139,477
Kose Corp.	10,729	955,421
MEIJI Holdings Co. Ltd.	13,828	1,238,227
Minebea Co. Ltd.	1,554	12,340
Murata Manufacturing Co. Ltd.	8,244	951,904

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Japan – 15.93% (Continued)
Nagoya Railroad Co. Ltd.	3,535	$17,722
Nexon Co. Ltd.	33,598	549,192
NGK Spark Plug Co. Ltd.	1,795	34,450
NH Foods Ltd.	829	19,259
Nisshin Seifun Group, Inc.	66,051	1,117,726
Nissin Foods Holdings Co. Ltd.	1,237	61,791
Nitori Holdings Co. Ltd.	16,679	1,684,513
Omron Corp.	321	10,262
Ono Pharmaceutical Co. Ltd.	13,990	617,980
Otsuka Holdings Co. Ltd.	413	16,784
Panasonic Corp.	15,582	144,135
Sekisui House Ltd.	1,049	18,652
Seven Bank Ltd.	15,899	58,191
Shimizu Corp.	359,211	3,198,082
Shionogi & Co., Inc.	6,447	360,429
Shiseido Co., Ltd.	37,300	974,185
Sumitomo Chemical Co. Ltd.	116,800	530,983
Sumitomo Rubber Industries Ltd.	955	13,938
Toyota Motor Corp.	232	11,997
Yamaha Corp.	919	27,621
Yamazaki Baking Co Ltd.	52,539	1,283,786
		24,059,581
Jersey – 1.00%
Shire PLC	19,020	1,175,139
Wolseley PLC	5,831	341,430
		1,516,569
Luxembourg – 0.01%
Tenaris SA	636	8,417

Netherlands – 8.67%
Airbus Group SE	7,528	468,435
Akzo Nobel NV	446	30,242
Boskalis Westminster	1,361	49,329
Ferrari NV	23,975	1,017,347
Fiat Chrysler Automobiles NV	210,214	1,501,482
Heineken Holding NV	16,716	1,371,813
Heineken NV	14,853	1,379,930
ING Groep NV	92,356	1,142,843
Koninklijke Ahold NV	115,369	2,557,702
NN Group NV	74,158	2,475,334
Randstad Holding NV	1,208	65,263
STMicroelectronics NV	12,576	75,602
TNT Express NV (a)	84,688	752,576
Unilever NV	4,421	198,501
		13,086,399

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

New Zealand – 0.19%
Auckland International Airport Ltd.	27,336	$115,332
Spark New Zealand Ltd.	66,637	166,655
		281,987

Norway – 0.10%
Orkla ASA	15,891	143,793

Portugal – 0.23%
Banco Espirito Santo SA	36,955	4,934
Jeronimo Martins SGPS SA	21,400	346,904
		351,838

Singapore – 1.34%
ComfortDelGro Corp. Ltd.	916,785	1,824,912
Fraser & Neave Ltd.	14,289	20,597
Singapore Airlines	22,715	176,149
		2,021,658

Spain – 2.90%
Abertis Infraestructuras SA	602	9,212
Aena SA (a)	3,690	498,019
Amadeus IT Holding SA	20,437	946,200
Banco de Sabadell SA	85,735	146,482
Ferrovial SA	701	14,837
Industria de Diseño Textil SA	6,310	213,179
International Consolidated Airlines Group SA	121,355	948,834
Red Electrica Corp. SA	17,922	1,595,680
		4,372,443

Sweden – 4.32%
Assa Abloy AB	2,082	43,223
Boliden AB	48,518	859,201
Holmen AB	303	10,369
Industrivarden AB	22,655	383,185
Investor AB	98,144	3,415,624
Svenska Cellulosa AB SCA	32,519	1,042,068
Swedbank AB	34,876	767,759
		6,521,429

Switzerland – 12.17%
Actelion Ltd. (a)	3,911	642,132
Aryzta AG (a)	34,195	1,361,686
Chocoladefabriken Lindt & Spruengli AG – Participation Certificate	50	308,189
Chocoladefabriken Lindt & Spruengli AG – Registered Shares	1	73,936
Cie Financiere Richemont SA	138	8,134
Coca-Cola HBC AG (a)	4,221	82,073
Credit Suisse Group AG (a)	70,336	968,492
EMS-Chemie Holding AG	2,820	1,397,736
Galenica AG	824	1,089,009

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Switzerland – 12.17% (Continued)
Lonza Group AG (a)	37,766	$6,523,448
Nestle SA	4,327	319,764
Novartis AG	8,912	708,259
Roche Holdings AG	4,748	1,247,091
Sonova Holding AG	111	14,824
Swatch Group AG	281	16,307
Swiss Re AG	39,652	3,563,152
UBS Group AG	3,540	54,690
		18,378,922

United Kingdom – 9.46%
3i Group PLC	227,186	1,845,477
ARM Holdings PLC	7,277	104,235
Associated British Foods PLC	24,619	1,048,990
Auto Trader Group PLC	46,960	267,108
Aviva PLC	11,767	76,565
BHP Billiton PLC	1,508	17,773
British American Tobacco PLC	5,377	327,096
BT Group PLC	134,877	862,652
Bunzl PLC	12,100	357,745
Carnival PLC	82,802	4,075,347
Croda International PLC	1,316	55,943
Fresnillo PLC	34,200	499,192
GKN PLC	4,706	18,718
Hargreaves Lansdown PLC	8,814	171,938
Imperial Brands PLC	8,797	478,422
Intertek Group PLC	1,145	51,963
ITV PLC	41,951	130,171
Kingfisher PLC	2,816	14,947
Lloyds Banking Group PLC	236,383	246,063
London Stock Exchange Group PLC	6,424	254,224
Melrose Industries PLC	3,332	18,531
Mondi PLC	10,800	209,978
Next PLC	5,301	417,090
Persimmon PLC	26,733	813,276
Provident Financial PLC	2,500	105,362
Rexam PLC	5,929	53,937
Rio Tinto PLC	1,017	28,342
Royal Mail PLC	10,104	79,097
Tate & Lyle PLC	5,289	48,173
Taylor Wimpey PLC	513,934	1,526,144
Tesco PLC (a)	9,663	23,006
Tullow Oil PLC (a)	7,960	26,416
Weir Group PLC	1,736	30,110
		14,284,031
Total Common Stocks (Cost $132,955,819)		149,631,695

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

RIGHTS – 0.00%
Abertis Infraestructura-RTS	602	$461
Total Rights (Cost $605)		461

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 0.26%
Money Market Fund – 0.26%
Mount Vernon Securities Lending Prime Portfolio, 0.53% (c)	391,000	391,000
Total Investments Purchased with Proceeds
from Securities Lending (Cost $391,000)		391,000

SHORT-TERM INVESTMENTS – 0.27%
Money Market Fund – 0.27%
Wells Fargo Advantage Government Money Market Fund –
Institutional Class, 0.17% (c)	404,528	404,528
Total Short-Term Investments (Cost $404,528)		404,528
Total Investments (Cost $133,751,952) – 99.62%		150,427,684
Other Assets in Excess of Liabilities – 0.38%		571,947
TOTAL NET ASSETS – 100.00%		$150,999,631

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan.
(c)	Seven day yield as of May 31, 2016.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments

May 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 13.48%

Austria – 0.63%
BUWOG AG (a)	2,475	$53,286
CA Immobilien Anlagen AG (a)	16,461	292,725
IMMOFINANZ AG (a)	119,624	277,285
		623,296

Bermuda – 0.87%
Brookfield Property Partners LP	11,933	283,640
Hongkong Land Holdings Ltd.	95,518	576,911
		860,551

Brazil – 0.14%
BR Malls Participacoes SA	44,585	143,121

Canada – 2.15%
Brookfield Asset Management, Inc.	60,946	2,138,815

Finland – 0.06%
Sponda OYJ	13,308	56,345

Germany – 0.46%
ADLER Real Estate AG (a)	18,414	254,522
DO Deutsche Office AG	4,227	22,191
TLG Immobilien AG	4,838	105,751
Vonovia SE	2,128	72,964
		455,428

Hong Kong – 2.42%
Henderson Land Development Co. Ltd.	136,187	826,191
Hysan Development Co. Ltd.	19,890	85,825
Swire Properties Ltd.	25,983	71,017
Wheelock & Co. Ltd.	315,838	1,422,143
		2,405,176

Israel – 0.07%
Azrieli Group Ltd.	1,740	73,806

Japan – 1.58%
Hulic Co. Ltd.	4,366	42,993
Mitsui Fudosan Co. Ltd.	60,887	1,482,931
Nomura Real Estate Holdings, Inc.	2,450	43,719
		1,569,643

Jersey – 0.04%
Atrium Eurpopean Real Estate Ltd. (a)	10,533	44,504

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Netherlands – 0.06%
Eurocommercial Properties NV	1,318	$61,985

New Zealand – 0.14%
Argosy Property Ltd.	110,786	89,914
Kiwi Property Group Ltd.	46,931	47,131
		137,045

Philippines – 0.52%
Ayala Land, Inc.	512,044	390,463
SM Prime Holdings, Inc.	235,784	120,851
		511,314

Singapore – 0.93%
CapitaLand Ltd.	57,661	125,205
United Industrial Corp. Ltd.	194,476	389,743
UOL Group Ltd.	23,221	95,746
Wing Tai Holdings Ltd.	253,010	315,997
		926,691

South Africa – 0.15%
Fortress Income Fund Ltd.	44,360	103,071
Fortress Income Fund Ltd. – Class A	44,360	44,510
		147,581

Sweden – 1.23%
Fabege AB	4,303	69,734
Fastighets AB Balder (a)	5,697	147,207
Hemfosa Fastigheter AB	30,492	316,103
Kungsleden AB	97,605	690,319
		1,223,363

Switzerland – 0.61%
Allreal Holding AG (a)	881	120,717
PSP Swiss Property AG	3,221	301,744
Swiss Prime Site AG (a)	2,112	181,031
		603,492

Thailand – 0.11%
Central Pattana PCL	66,109	106,718

United Kingdom – 1.28%
Capital & Counties Properties PLC	78,394	387,927
Daejan Holdings PLC	8,222	723,030
UNITE Group PLC	16,700	158,523
		1,269,480

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

United States – 0.03%
Ashford, Inc. (a)	428	$22,427
RMR Group, Inc.	199	5,898
		28,325
Total Common Stocks (Cost $13,862,000)		13,386,679

REAL ESTATE INVESTMENT TRUSTS – 85.69%

Australia – 7.62%
Abacus Property Group	47,854	113,239
Astro Japan Property Group	96,272	487,065
BWP Trust	159,811	417,595
Charter Hall Retail REIT	29,018	100,534
Dexus Property Group	84,485	527,776
Goodman Group	81,156	416,459
GPT Group	57,846	224,611
Investa Office Fund	164,984	506,134
Scentre Group	382,734	1,287,377
Vicinity Centres	905,840	2,131,155
Westfield Corp.	175,596	1,358,518
		7,570,463

Belgium – 0.34%
Befimmo SA	1,257	83,425
Cofinimmo SA	967	117,731
Warehouses De Pauw CVA	1,460	138,709
		339,865

Canada – 2.25%
Artis Real Estate Investment Trust	4,019	40,639
Boardwalk Real Estate Investment Trust	916	37,098
Canadian Apartment Properties REIT	11,710	271,196
Dream Global Real Estate Investment Trust	42,596	294,292
Dream Office Real Estate Investment Trust	2,149	30,940
Granite Real Estate Investment Trust	3,500	104,625
H&R Real Estate Investment Trust	2,795	45,228
InnVest Real Estate Investment Trust	16,438	83,234
Morguard Real Estate Investment Trust	40,675	463,714
RioCan Real Estate Investment Trust	9,656	201,978
Smart Real Estate Investment Trust	25,255	664,428
		2,237,372

France – 3.45%
Affine SA	25,318	461,062
Fonciere Des Regions	5,616	501,976
Gecina SA	7,186	1,013,506
Klépierre	7,257	331,679
Societe de la Tour Eiffel	1,672	106,040
The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

France – 3.45% (Continued)
Unibail-Rodamco SE	3,760	$1,011,248
		3,425,511

Greece – 0.09%
Grivalia Properties Real Estate Investment Company	10,671	86,621

Guernsey – 0.03%
Schroder Real Estate Investment Trust Ltd.	33,987	29,166

Hong Kong – 1.95%
Champion REIT	1,704,826	893,259
Link REIT	103,337	634,147
Prosperity REIT	1,066,641	411,998
		1,939,404

Ireland – 0.31%
Green REIT PLC	189,537	306,208

Italy – 0.19%
Beni Stabili SpA	121,003	89,405
Immobiliare Grande Distribuzione SIIQ SpA	106,380	95,926
		185,331

Japan – 7.19%
Activia Properties, Inc.	44	224,632
Advance Residence Investment Corp.	30	75,788
Daiwa Office Investment Corp.	122	724,212
Frontier Real Estate Investment Corp.	11	53,698
Fukuoka REIT Corp.	43	78,792
Global One Real Estate Investment Corp.	120	465,309
GLP J-Reit	40	45,915
Hankyu REIT, Inc.	85	102,765
Japan Excellent, Inc.	54	72,719
Japan Hotel REIT Investment Corp.	2,836	2,457,563
Japan Logistics Fund, Inc.	32	70,510
Japan Prime Realty Investment Corp.	12	51,268
Japan Retail Fund Investment Corp.	54	125,310
Kenedix Office Investment Corp.	199	1,129,341
Mori Hills REIT Investment Corp.	127	189,894
Mori Trust Sogo Reit, Inc.	39	74,312
Nomura Real Estate Master Fund, Inc.	240	378,254
Orix JREIT, Inc.	87	137,503
Premier Investment Corp.	480	610,939
United Urban Investment Corp.	48	75,639
		7,144,363

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Netherlands – 0.43%
Vastned Retail NV	8,671	$383,308
Wereldhave NV	831	42,304
		425,612

New Zealand – 0.15%
Goodman Property Trust	164,543	150,196

Singapore – 3.03%
Cambridge Industrial Trust	246,448	95,718
CapitaLand Commercial Trust	43,385	43,778
Fortune Real Estate Investment Trust	2,098,476	2,326,650
Mapletree Commercial Trust	108,937	113,472
Mapletree Logistics Trust	56,490	40,017
Starhill Global REIT	591,918	333,262
Suntec Real Estate Investment Trust	44,263	53,529
		3,006,426

South Africa – 0.35%
Redefine Properties Ltd.	196,954	137,097
SA Corporate Real Estate Fund	669,460	206,749
		343,846

Spain – 0.17%
Merlin Properties Socimi SA	15,110	166,239

United Kingdom – 5.60%
Big Yellow Group PLC	76,904	925,223
British Land Co. PLC	27,346	292,816
Derwent London PLC	1,215	57,890
Great Portland Estates PLC	11,080	120,358
Hammerson PLC	34,295	287,491
Hansteen Holdings PLC	151,384	229,562
Intu Properties PLC	67,630	292,803
Land Securities Group PLC	52,119	878,403
Segro PLC	37,748	238,891
Shaftesbury PLC	9,829	130,234
Tritax Big Box REIT PLC	474,864	946,302
Workspace Group PLC	92,449	1,159,870
		5,559,843

United States – 52.54%
Acadia Realty Trust (b)	9,657	327,372
Agree Realty Corp.	17,355	738,802
Alexander’s, Inc.	489	179,145
Alexandria Real Estate Equities Inc.	1,532	148,451
American Assets Trust, Inc.	1,658	66,337

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

United States – 52.54% (Continued)
American Campus Communities, Inc.	10,840	$509,697
American Homes 4 Rent	2,874	52,709
American Tower Corp. (b)	1,259	133,177
Apartment Investment & Management Co. (b)	32,989	1,406,981
Apple Hospitality REIT, Inc. (b)	18,723	341,320
Ashford Hospitality Prime Inc.	332	3,592
Ashford Hospitality Trust, Inc.	8,119	40,839
AvalonBay Communities, Inc.	17,084	3,073,070
Boston Properties, Inc.	452	56,785
Brandywine Realty Trust	4,915	77,608
Camden Property Trust (b)	6,208	528,984
Care Capital Properties, Inc.	1,474	38,309
CBL & Associates Properties, Inc.	11,940	114,863
Columbia Properties Trust, Inc.	3,191	65,798
CoreSite Realty Corp. (b)	30,706	2,329,050
Cousins Properties, Inc. (b)	93,002	998,841
CubeSmart	5,053	160,887
CyrusOne, Inc. (b)	1,299	64,054
DCT Industrial Trust, Inc.	2,528	109,033
DDR Corp. (b)	4,985	85,792
DiamondRock Hospitality Co.	23,027	205,861
Digital Realty Trust, Inc. (b)	4,957	473,146
Duke Realty Corp.	7,821	185,123
DuPont Fabros Technology, Inc.	24,861	1,051,869
Easterly Government Properties, Inc.	28,115	526,313
EastGroup Properties, Inc.	1,564	100,143
Education Realty Trust, Inc. (b)	1,768	75,653
EPR Properties (b)	17,597	1,254,314
Equinix, Inc. (b)	3,027	1,095,774
Equity Commonwealth (a)	10,876	314,208
Equity One, Inc. (b)	2,757	81,221
Equity Residential	15,805	1,093,864
Essex Property Trust, Inc. (b)	1,564	355,388
Federal Realty Investment Trust	223	34,161
First Industrial Realty Trust, Inc. (b)	2,739	67,818
Four Corners Properties Trust, Inc.	9,924	192,923
General Growth Properties, Inc.	37,778	1,015,095
Getty Realty Corp.	46,305	936,287
Global Net Lease, Inc.	5,941	48,538
Gramercy Property Trust, Inc. (b)	53,132	474,469
HCP, Inc.	1,380	45,361
Healthcare Realty Trust, Inc. (b)	2,324	73,880
Healthcare Trust of America, Inc.	17,027	513,875
Highwoods Properties, Inc. (b)	1,487	72,357

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
United States – 52.54% (Continued)
Host Hotels & Resorts, Inc. (b)	40,347	$621,344
Hudson Pacific Properties, Inc.	1,438	40,422
Kilroy Realty Corp. (b)	1,447	91,378
Kimco Realty Corp.	28,267	796,564
LaSalle Hotel Properties (b)	8,176	188,947
Liberty Property Trust	2,635	98,338
LTC Properties, Inc.	17,489	815,337
The Macerich Co.	773	58,995
Mack-Cali Realty Corp. (b)	27,778	728,895
Mid-America Apartment Communities, Inc.	2,323	239,246
Monmouth Real Estate Investment Corp.	5,546	65,942
National Health Investors, Inc. (b)	18,158	1,267,973
National Retail Properties, Inc. (b)	2,093	94,876
Paramount Group, Inc.	3,310	54,218
Pennsylvania Real Estate Investment Trust	60,850	1,283,935
Physicians Realty Trust (b)	83,961	1,594,419
Piedmont Office Realty Trust, Inc.	66,160	1,326,508
Post Properties, Inc.	31,252	1,892,934
Prologis, Inc.	31,127	1,479,466
PS Business Parks, Inc.	7,050	696,046
Public Storage	4,385	1,112,518
QTS Realty Trust, Inc.	29,300	1,513,931
Realty Income Corp. (b)	391	23,495
Regency Centers Corp. (b)	938	71,851
Retail Properties of America, Inc.	36,861	584,247
Rexford Industrial Realty, Inc (b)	29,565	588,343
RLJ Lodging Trust	11,443	234,467
Sabra Health Care REIT, Inc.	8,547	178,974
Select Income REIT	32,741	806,411
Senior Housing Properties Trust	20,967	391,664
Seritage Growth Properties (b)	3,300	152,493
Simon Property Group, Inc. (b)	18,680	3,691,915
SL Green Realty Corp. (b)	1,611	163,291
Sovran Self Storage, Inc. (b)	15,365	1,663,569
Spirit Realty Capital, Inc.	5,865	67,154
STORE Capital Corp.	14,948	381,622
Summit Hotel Properties, Inc.	4,353	50,930
Sunstone Hotel Investors, Inc. (b)	22,081	265,855
Tanger Factory Outlet Centers, Inc.	2,662	93,756
Taubman Centers, Inc.	17,433	1,195,381
Terreno Reality Corp.	2,200	52,668
UDR, Inc. (b)	14,766	532,019
Urban Edge Properties	8,432	226,399
Urstadt Biddle Properties, Inc.	2,383	50,424

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
United States – 52.54% (Continued)
Ventas, Inc. (b)	7,625	$505,766
VEREIT, Inc.	5,668	54,356
Vornado Realty Trust	17,041	1,627,756
Washington Real Estate Investment Trust	3,612	107,024
Weingarten Realty Investors (b)	1,731	65,138
Welltower, Inc.	2,962	204,111
Winthrop Realty Trust	9,590	94,174
WP Carey, Inc.	597	38,274
		52,164,896
Total Real Estate Investment Trusts (Cost $74,701,161)		85,081,362

CLOSED-END FUNDS – 0.42%
Guernsey – 0.42%
F&C Commercial Property Trust Ltd.	48,091	88,651
Picton Property Income Ltd.	116,211	122,713
UK Commercial Property Trust Ltd.	164,872	198,650
Total Closed-End Funds (Cost $443,923)		410,014

WARRANTS – 0.00%
Societe de la Tour Eiffel	1,672	84
Total Warrants (Cost $0)		84

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 15.71%
Money Market Funds – 15.71%
Mount Vernon Securities Lending Prime Portfolio, 0.53% (c)	15,598,756	15,598,756
Total Investment Purchased with Proceeds
from Securities Lending (Cost $15,598,756)		15,598,756

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.15%
Money Market Fund – 0.15%
Wells Fargo Advantage Government Money Market Fund –
Institutional Class, 0.17% (c)	146,863	$146,863
Total Short-Term Investments (Cost $146,863)		146,863
Total Investments (Cost $104,752,703) – 115.45%		114,623,758
Liabilities in Excess of Other Assets – (15.45)%		(15,336,707)
TOTAL NET ASSETS – 100.00%		$99,287,051

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of security is out on loan.
(c)	Seven day yield as of May 31, 2016.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders
CVA	Commanditaire Vennootschap op Aandelen is a Belium term for limited partnership with shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds

Statement of Assets and Liabilities

Assets
Investments, at value (cost $272,942,497, and $133,751,952, and $104,752,703, respectively)(1)
Foreign currencies (cost $0, $428,956 and $256,307, respectively)
Receivables:
Dividends and interest
Fund shares sold
Securities lending
Other assets
Total Assets

Liabilities
Payable for collateral on securities loaned (Note 9)
Payable to the Adviser
Payable to affiliates
Payable for Fund shares redeemed
Accrued expenses and other liabilities
Total Liabilities
Net Assets

Net Assets Consist Of:
Paid-in capital
Accumulated net investment income (loss)
Accumulated net realized gain (loss)
Net unrealized appreciation (depreciation) on:
Investments
Foreign currency translation
Net Assets

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, $0.001 par value)

Net asset value, redemption price and offering price per share(2)

(1)	Includes loaned securities with a value of:
(2)	If applicable, redemption price per share may be reduced by a 1.00% redemption fee of the net amount of the redemption on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

May 31, 2016 (Unaudited)

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund

$335,343,694	$150,427,684	$114,623,758
—	424,574	253,784

367,929	817,104	171,379
207,332	81,729	120,543
45,785	5,957	2,015
11,171	10,908	8,645
335,975,911	151,767,956	115,180,124

92,678,706	391,000	15,598,756
159,089	101,294	55,901
48,514	50,865	36,735
183,410	199,988	181,333
22,094	25,178	20,348
93,091,813	768,325	15,893,073
$242,884,098	$150,999,631	$99,287,051

$180,536,263	$135,787,400	$89,719,477
407,603	163,028	(465,139)
(460,965)	(1,608,777)	165,240

62,401,197	16,675,732	9,871,055
—	(17,752)	(3,582)
$242,884,098	$150,999,631	$99,287,051

14,259,851	11,711,437	9,087,405

$17.03	$12.89	$10.93
$90,505,593	$328,391	$15,220,189

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds

Statement of Operations

Investment Income
Dividend income(1)
Interest income
Securities lending income
Total Investment Income

Expenses
Advisory fees
Administration and accounting fees
Transfer agent fees and expenses
Audit and tax fees
Federal and state registration fees
Custody fees
Reports to shareholders
Chief Compliance Officer fees and expenses
Legal fees
Trustees’ fees and related expenses
Other expenses
Total expenses before recoupment or waivers
Expense waiver by Advisor (Note 4)
Net expenses

Net Investment Income

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investments
Change in net unrealized appreciation (depreciation) on:
Investments
Foreign currency translation
Net Realized and Unrealized Gain (Loss) on Investments
Net Increase (Decrease) in Net Assets from Operations
(1) Net of foreign taxes withheld of $541, $248,312 and $90,026, respectively.

The accompanying notes are an integral part of these financial statements.

For the Six Months Ended May 31, 2016 (Unaudited)

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund

$1,615,509	$2,440,088	$1,925,666
696	387	359
223,257	9,694	9,983
1,839,462	2,450,169	1,936,008

972,217	600,285	300,428
110,089	91,417	64,731
55,920	48,958	33,058
16,018	15,652	14,920
11,279	11,461	9,993
7,859	26,615	18,454
6,780	5,267	3,267
5,856	5,856	5,856
4,680	4,799	4,799
2,842	2,745	2,842
8,119	7,943	5,033
1,201,659	820,998	463,381
(67,611)	(11,895)	(449)
1,134,048	809,103	462,932

705,414	1,641,066	1,473,076

(442,903)	(692,737)	994,857

(5,105,885)	(1,310,480)	4,576,609
—	19,742	18,855
(5,548,788)	(1,983,475)	5,590,321
$(4,843,374)	$(342,409)	$7,063,397

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2016	November 30,
	(Unaudited)	2015
From Operations
Net investment income	$705,414	$1,484,239
Net realized gain (loss) from investments	(442,903)	4,210,288
Net change in unrealized appreciation
(depreciation) on investments	(5,105,885)	2,056,026
Net increase (decrease) in net assets from operations	(4,843,374)	7,750,553

From Distributions
Net investment income	(1,475,352)	(875,378)
Net realized gain on investments	(4,162,596)	(16,900,387)
Net decrease in net assets
resulting from distributions paid	(5,637,948)	(17,775,765)

From Capital Share Transactions
Proceeds from shares sold	26,393,117	44,700,950
Net asset value of shares issued
to distributions declared	5,548,487	17,586,776
Cost for shares redeemed*	(18,514,944)	(36,141,937)
Net increase in net assets from
capital share transactions	13,426,660	26,145,789

Total Increase in Net Assets	2,945,338	16,120,577

Net Assets
Beginning of period	239,938,760	223,818,183
End of period	$242,884,098	$239,938,760

Accumulated Net Investment Income	$407,603	$1,177,541

* Net of redemption fees of	$5,155	$5,925

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2016	November 30,
	(Unaudited)	2015
From Operations
Net investment income	$1,641,066	$1,410,499
Net realized gain (loss) from investments	(692,737)	(778,160)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,310,480)	(2,293,089)
Foreign currency translation	19,742	(18,370)
Net decrease in net assets from operations	(342,409)	(1,679,120)

From Distributions
Net investment income	(1,694,097)	(2,403,780)
Net realized gain on investments	—	(4,562,408)
Net decrease in net assets
resulting from distributions paid	(1,694,097)	(6,966,188)

From Capital Share Transactions
Proceeds from shares sold	27,685,349	55,927,862
Net asset value of shares issued
to distributions declared	1,643,329	6,705,626
Cost for shares redeemed*	(15,501,154)	(35,493,142)
Net increase in net assets from
capital share transactions	13,827,524	27,140,346

Total Increase in Net Assets	11,791,018	18,495,038

Net Assets
Beginning of period	139,208,613	120,713,575
End of period	$150,999,631	$139,208,613

Accumulated Net Investment Income	$163,028	$216,059

* Net of redemption fees of	$1,825	$3,652

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2016	November 30,
	(Unaudited)	2015
From Operations
Net investment income	$1,473,076	$1,569,279
Net realized gain (loss) from investments	994,857	257,298
Net change in unrealized appreciation (depreciation) on:
Investments	4,576,609	(691,727)
Foreign currency translation	18,855	7,554
Net increase in net assets from operations	7,063,397	1,142,404

From Distributions
Net investment income	(834,256)	(3,412,487)
Net decrease in net assets
resulting from distributions paid	(834,256)	(3,412,487)

From Capital Share Transactions
Proceeds from shares sold	8,539,368	22,634,670
Net asset value of shares issued
to distributions declared	830,276	3,400,763
Cost for shares redeemed*	(6,860,397)	(11,041,689)
Net increase in net assets from
capital share transactions	2,509,247	14,993,744

Total Increase in Net Assets	8,738,388	12,723,661

Net Assets
Beginning of period	90,548,663	77,825,002
End of period	$99,287,051	$90,548,663

Accumulated Net Investment Loss	$(465,139)	$(1,103,959)

* Net of redemption fees of	$595	$3,202

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Gerstein Fisher Multi-Factor® Growth Equity Fund

Financial Highlights

Six Months
Ended
May 31, 2016
(Unaudited)

Net Asset Value, Beginning of Period	$17.84

Income from investment operations:
Net investment income(1)	0.05
Net realized and unrealized gain (loss) on investments	(0.44)
Total from investment operations	(0.39)

Less distributions paid:
From net investment income	(0.11)
From net realized gain on investments	(0.31)
Total distributions paid	(0.42)
Paid-in capital from redemption fees (Note 2)	0.00 (2)
Net Asset Value, End of Period	$17.03

Total Return(3)	(2.19)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$242,884
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(4)	1.05%
After waiver, expense reimbursement and recoupments(4)	0.99%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(4)	0.56%
After waiver, expense reimbursement and recoupments(4)	0.62%
Portfolio turnover rate(3)	8.27%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Year Ended November 30,
2015	2014	2013	2012	2011
$18.77	$17.19	$13.29	$11.71	$10.90

0.11	0.07	0.12	0.11	0.04
0.44	2.46	4.24	1.61	0.82
0.55	2.53	4.36	1.72	0.86

(0.07)	(0.11)	(0.11)	(0.02)	(0.05)
(1.41)	(0.84)	(0.35)	(0.12)	—
(1.48)	(0.95)	(0.46)	(0.14)	(0.05)
0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	—
$17.84	$18.77	$17.19	$13.29	$11.71

3.43%	15.50%	33.98%	14.91%	7.86%

$239,939	$223,818	$182,182	$124,345	$81,726

1.05%	1.03%	1.08%	1.16%	1.20%
1.00%	1.03%	1.08%	1.16%	1.23%

0.59%	0.40%	0.82%	0.85%	0.35%
0.64%	0.40%	0.82%	0.85%	0.32%
40.10%	58.82%	50.35%	64.34%	74.74%
The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Financial Highlights

Six Months
Ended
May 31, 2016
(Unaudited)

Net Asset Value, Beginning of Period	$13.16

Income from investment operations:
Net investment income(2)	0.15
Net realized and unrealized gain (loss) on investments	(0.30)
Total from investment operations	(0.15)

Less distributions paid:
From net investment income	(0.12)
From net realized gain on investments	—
Total distributions paid	(0.12)
Paid-in capital from redemption fees (Note 2)(3)	0.00
Net Asset Value, End of Period	$12.89

Total Return(4)	(0.86)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$151,000
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(5)	1.16%
After waiver, expense reimbursement, and recoupments(5)	1.14%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(5)	2.31%
After waiver, expense reimbursement, and recoupments(5)	2.33%
Portfolio turnover rate(4)	13.76%

(1)	The Fund commenced operations on January 27, 2012.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The ratio of expenses to average net assets include interest expenses. The annualized before and after waiver and expense reimbursement and recoupments was 1.18%.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

				Period Ended
Year Ended November 30,				November 30,
2015		2014	2013	2012(1)
$14.03		$13.93	$10.82	$10.00

0.14		0.21	0.15	0.14
(0.20)		0.14	3.12	0.68
(0.06)		0.35	3.27	0.82

(0.28)		(0.24)	(0.16)	—
(0.53)		(0.01)	—	—
(0.81)		(0.25)	(0.16)	—
0.00		0.00	0.00	0.00
$13.16		$14.03	$13.93	$10.82

(0.20)%		2.56%	30.65%	8.20%

$139,209		$120,714	$101,131	$67,976

1.19	%(6)	1.18%	1.26%	1.37%
1.19	%(6)	1.18%	1.27%	1.35%

1.03%		1.50%	1.21%	1.61%
1.03%		1.50%	1.20%	1.63%
29.84%		50.99%	66.56%	179.13%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Financial Highlights

Net Asset Value, Beginning of Period

Income from investment operations:
Net investment income(2)
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less distributions paid:
From net investment income
Total distributions paid
Paid-in capital from redemption fees (Note 2)(3)
Net Asset Value, End of Period

Total Return(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(5)
After waiver, expense reimbursement, and recoupments(5)
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(5)
After waiver, expense reimbursement, and recoupments(5)
Portfolio turnover rate(4)

(1)	The Fund commenced operations on April 30, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Six Months
Ended			Period Ended
May 31, 2016	Year Ended November 30,		November 30,
(Unaudited)	2015	2014	2013(1)
$10.24	$10.51	$9.04	$10.00

0.16	0.19	0.20	0.08
0.62	(0.03)	1.42	(1.04)
0.78	0.16	1.62	(0.96)

(0.09)	(0.43)	(0.15)	—
(0.09)	(0.43)	(0.15)	—
0.00	0.00	0.00	0.00
$10.93	$10.24	$10.51	$9.04

7.72%	1.65%	18.37%	(9.60)%

$99,287	$90,549	$77,825	$30,134

1.00%	1.03%	1.20%	1.72%
1.00%	1.00%	1.00%	1.00%

3.19%	1.78%	1.91%	0.84%
3.19%	1.81%	2.11%	1.56%
16.20%	8.52%	80.22%	139.05%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds
Notes to Financial Statements
May 31, 2016 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Gerstein Fisher Funds (the “Funds”) are comprised of the Gerstein Fisher Multi-Factor® Growth Equity Fund, the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund, and each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Gerstein Fisher Multi-Factor® Growth Equity Fund and the Gerstein Fisher Multi-Factor® International Growth Equity Fund is long-term capital appreciation. The investment objective of the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund is total return (a combination of long-term capital appreciation and current income). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Gerstein Fisher Multi-Factor® Growth Equity Fund commenced operations on December 31, 2009 and began investing consistent with its investment objective on January 15, 2010. The Gerstein Fisher Multi-Factor® International Growth Equity Fund commenced operations January 27, 2012. The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund commenced operations on April 30, 2013. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were paid by Gerstein, Fisher & Associates, Inc. (the “Advisor”), the Funds’ investment advisor.  The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and ask prices on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by an approved pricing service (“Pricing Service”)).

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.  All ETFs are valued at the last reported sales price on the exchange on which the security is principally traded.

Money market mutual funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at Fair Value.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

For foreign securities traded on foreign exchanges the Trust has selected Interactive Data’s Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds.  The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges.  The Funds utilize a confidence interval when determining the use of the FVIS provided prices.  The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists.  FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Fund will value the particular security at that price.  If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

hierarchy. The Advisor anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

If market quotations are not readily available, security or other asset will be valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon sale.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2016:

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

Gerstein Fisher Multi-Factor® Growth Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$241,375,941	$—	$—	$241,375,941
Short-Term Investments	1,289,047	—	—	1,289,047
Investments Purchased with
Proceeds from Securities Lending	92,678,706	—	—	92,678,706
Total Investments in Securities	$335,343,694	$—	$—	$335,343,694

*	For further information regarding security characteristics, please see the Schedules of Investments.

It is the Fund’s policy to record transfers between levels at the end of the reporting period. During the period there were no transfers between levels for the Fund.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
	Level 1(1)	Level 2(1)	Level 3	Total
Assets:
Common Stocks*	$1,211,694	$148,420,001	$—	$149,631,695
Rights	461	—	—	461
Short-Term Investments	404,528	—	—	404,528
Investments Purchased with
Proceeds from Securities Lending	391,000	—	—	391,000
Total Investments in Securities	$2,007,683	$148,420,001	$—	$150,427,684

*	For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period. The following transfers were recorded this period.

Transfers into Level 1	$20,597
Transfers out of Level 1	(1,341,344)
Net transfers in and/or out of Level 1	$(1,320,747)
Transfers into Level 2	$1,341,344
Transfers out of Level 2	(20,597)
Net transfers in and/or out of Level 2	$1,320,747

(1)
Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using a systematic fair valuation model. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
	Level 1(1)	Level 2(1)	Level 3	Total
Assets:
Common Stocks*	$2,767,904	$10,618,775	$—	$13,386,679
Real Estate Investment Trusts*	55,560,309	29,521,053	—	85,081,362
Closed-End Funds	—	410,014	—	410,014
Warrants	—	84	—	84
Short-Term Investments	146,863	—	—	146,863
Investments Purchased with
Proceeds from Securities Lending	15,598,756	—	—	15,598,756
Total Investments in Securities	$74,073,832	$40,549,926	$—	$114,623,758

*	For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period. The following transfers were recorded this period.

Transfers into Level 1	$732,178
Transfers out of Level 1	(2,901,916)
Net transfers in and/or out of Level 1	$(2,169,738)
Transfers into Level 2	$2,901,916
Transfers out of Level 2	(732,178)
Net transfers in and/or out of Level 2	$2,169,738

(1)
Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using a systematic fair valuation model. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

The Funds did not hold any Level 3 securities during the period.

(b) Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral.  The Funds also continue to receive dividends on the securities loaned.  The loans are secured by collateral at least equal, at all times, to 102% of the market value of the loaned securities.  Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.  The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(d) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(e) Distributions to Shareholders

The Funds will distribute net investment income and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Funds charge a 1.00% redemption fee on the net amount of the redemption on shares held for 60 days or less. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.

(h) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(i) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions based on the tax advantage selection method.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from the Funds’ investments in REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended November 30, 2015 and November 30, 2014 were as follows:

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
Growth Equity Fund
Year Ended November 30, 2014	$2,900,601	$7,082,823
Year Ended November 30, 2015	$1,423,031	$16,352,734

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
International Growth Equity Fund
Year Ended November 30, 2014	$1,783,873	$67,753
Year Ended November 30, 2015	$2,298,930	$4,667,258

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund
Year Ended November 30, 2014	$543,171	$—
Year Ended November 30, 2015	$3,412,487	$—

As of November 30, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
Cost basis of investments for
federal income tax purposes	$221,220,054	$122,110,068	$94,950,552
Gross tax unrealized appreciation	72,328,151	25,302,829	9,909,145
Gross tax unrealized depreciation	(5,072,779)	(8,379,487)	(5,833,536)
Net tax unrealized appreciation	67,255,372	16,923,342	4,075,609
Undistributed ordinary income	1,411,257	1,278,351	—
Undistributed long-term capital gain	4,162,528	—	—
Total distributable earnings	5,573,785	1,278,351	—
Other accumulated losses	—	(952,956)	(737,176)
Total accumulated gains	$72,829,157	$17,248,737	$3,338,433

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and mark-to-market passive foreign investment company (“PFIC”) adjustments.

The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund utilized $217,538 of short-term capital loss carryover in the fiscal year 2015.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

At November 30, 2015, the Funds had the following short-term capital losses remaining, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2015.

Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$915,462
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	$714,739

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2015, the following table shows the reclassifications made:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
Undistributed net
investment income (loss)	$(117)	$242,152	$65,141
Accumulated net
realized gain (loss)	$117	$(242,152)	$54,819
Paid-in capital	$—	$—	$(119,960)

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2015. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2015. At November 30, 2015, the fiscal tax years 2012 through 2015 remain open to examination for the Gerstein Fisher Multi-Factor® Growth Equity Fund and for the Gerstein Fisher Multi- Factor® International Growth Equity Fund in the Funds’ major tax jurisdictions.  The fiscal tax years 2013 through 2015 remain open to examination for the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund in the Fund’s major tax jurisdictions.

(4)	Investment Advisor

The Trust, on behalf of the Funds, has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Gerstein Fisher Multi-Factor® Growth Equity Fund, the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund compensate the Advisor for its management services at the annual rate of 0.85%, 0.85% and 0.65%, respectively, of each Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses, through the expiration date listed below at the discretion of the Advisor and the Board of Trustees to the extent necessary to ensure that each

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

Fund’s operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

	Expense
	Limitation Cap	Expiration Date
Gerstein Fisher Multi-Factor®
Growth Equity Fund	0.99%	March 30, 2017
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	1.10%(1)	March 30, 2017
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	1.00%	March 30, 2017

(1)	Effective March 29, 2016, the Expense Limitation Cap was reduced from 1.35% to 1.10%.

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Advisor shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
November 2017	$0	$0	$84,567
November 2018	$116,654	$0	$23,705
May 2018	$67,611	$11,895	$449

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees and expenses incurred for the six months ended May 31, 2016, and owed as of May 31, 2016 are as follows:

Administration and Accounting	Incurred	Owed
Multi-Factor® Growth Equity Fund	$110,089	$38,122
Multi-Factor® International Growth Equity Fund	$91,417	$35,438
Multi-Factor® Global Real Estate Securities Fund	$64,731	$25,172

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

Transfer Agency	Incurred(1)	Owed
Multi-Factor® International Growth Equity Fund	$23,120	$3,881
Multi-Factor® Global Real Estate Securities Fund	$15,970	$2,726

(1)	These amounts do not include sub-transfer agency fees, therefore they do not agree to the amount on the Statement of Operations.

Custody	Incurred	Owed
Multi-Factor® Growth Equity Fund	$7,859	$3,429
Multi-Factor® International Growth Equity Fund	$26,615	$9,584
Multi-Factor® Global Real Estate Securities Fund	$18,454	$6,868

The Funds each have a line of credit with US Bank (see Note 8).

The Funds have entered into a securities lending agreement with US Bank (see Note 9).

Certain officers of the Funds are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.  This same Trustee is an interested person of Quasar Distributors, LLC, which serves as the principal underwriter for several series of the Trust, but not the Funds.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended May 31, 2016, and owed as of May 31, 2016 are as follows:

	Incurred	Owed
Multi-Factor® Growth Equity Fund	$5,856	$1,967
Multi-Factor® International Growth Equity Fund	$5,856	$1,962
Multi-Factor® Global Real Estate Securities Fund	$5,856	$1,969

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Gerstein Fisher Multi-Factor® Growth Equity Fund

	Six Months Ended	Year Ended
	May 31, 2016	November 30, 2015
Shares sold	1,606,077	2,518,258
Shares reinvested	326,190	1,044,966
Shares redeemed	(1,119,243)	(2,040,404)
Net increase	813,024	1,522,820

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

Gerstein Fisher Multi-Factor® International Growth Equity Fund

	Six Months Ended	Year Ended
	May 31, 2016	November 30, 2015
Shares sold	2,221,671	4,137,335
Shares reinvested	127,349	531,349
Shares redeemed	(1,215,396)	(2,693,500)
Net increase	1,133,624	1,975,184

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

	Six Months Ended	Year Ended
	May 31, 2016	November 30, 2015
Shares sold	817,075	2,167,364
Shares reinvested	81,087	335,547
Shares redeemed	(657,072)	(1,060,374)
Net increase	241,090	1,442,537

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Funds for the six months ended May 31, 2016, are listed below. The Funds did not have any purchases or sales of long-term U.S. Government securities.

	Purchases	Sales
Gerstein Fisher Multi-Factor®
Growth Equity Fund	$29,664,776	$19,102,204
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$32,200,557	$19,541,346
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	$18,628,472	$14,957,532

(8)	Line of Credit

At May 31, 2016, the Gerstein Fisher Multi-Factor® Growth Equity Fund, Gerstein Fisher Multi-Factor® International Growth Equity Fund and Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund each had lines of credit in the amount of $5,000,000, $10,000,000 and $4,000,000, respectively, which all mature August 12, 2016.  These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, US Bank.  Interest will be accrued at the prime rate of 3.25% through December 16, 2015 and 3.50% thereafter.  There were no loans outstanding as of May 31, 2016.  The following table provides information regarding usage of the line of credit for the six months ended May 31, 2016.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Gerstein Fisher
Multi-Factor® Growth
Equity Fund	40	$437,475	$1,701	$1,385,000	1/8/2016

Gerstein Fisher
Multi-Factor®
International Growth
Equity Fund	52	$756,481	$3,823	$3,209,000	1/6/2016

Gerstein Fisher
Multi-Factor® Global Real
Estate Securities Fund	54	$259,519	$1,362	$ 691,000	1/7/2016

*	Interest expense is included within other expenses on the Statement of Operations.

(9)	Securities Lending

The Funds hold shares of the Mount Vernon Securities Lending Prime Portfolio as cash collateral, which is a registered money market fund whose main objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.  It primarily invests in certificates of deposit, asset backed and financial company commercial paper and repurchase agreements.

At May 31, 2016, the aggregate market value of loaned securities and the value of the cash collateral the Funds received was as follows:

	Loaned Securities	Value of	% of
	Market Value	Cash Collateral	Net Assets
Gerstein Fisher Multi-Factor®
Growth Equity Fund	$90,505,593	$92,678,706	37.26%
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	328,391	391,000	0.22%
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	15,220,189	15,598,756	15.33%

(10)	Subsequent Event

On July 21, 2016, the Advisor entered into an agreement with People’s Securities, Inc. (“People’s Securities”), an investment advisory subsidiary of People’s United Bank, N.A., under the terms of which People’s Securities will acquire 100% of the equity of the Advisor (the “Transaction”). Under the Investment Company Act of 1940, as amended, the Advisor’s ownership change results in a technical “assignment” of the existing investment advisory agreement between the Adviser and the Trust, on behalf of the Fund, and, consequently, the automatic termination of the existing investment advisory agreement.  The Board of Trustees of the Trust is expected to consider a new investment advisory agreement (and an interim investment advisory agreement, if necessary) between the Trust, on behalf of the Funds, and the Advisor, as a subsidiary of People’s Securities, at a meeting in August 2016.  If approved by the Board of Trustees, a shareholder meeting will be called to approve the new investment advisory agreement.

Gerstein Fisher Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Gerstein Fisher Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended November 30, 2015 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Gerstein Fisher Multi-Factor® Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® International Growth Equity Fund	1.01%
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund	2.80%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal year ended November 30, 2015, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Gerstein Fisher Multi-Factor® Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® International Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund	42.36%

The Gerstein Fisher Multi-Factor® International Growth Equity Fund has elected to pass through to its shareholders the foreign taxes paid for the year ended November 30, 2015 as follows:

			Foreign
	Foreign	Foreign	Paid Taxes
	Dividend Income	Taxes Paid	per share
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$3,300,733	$322,449	$.0305

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3) for the tax year ended November 30, 2015.  The amounts designated as long-term capital gains were as follows:

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International Growth	Global Real Estate
Growth Equity Fund	Equity Fund	Securities Fund
Year Ended	Year Ended	Year Ended
November 30, 2015	November 30, 2015	November 30, 2015
$16,352,734	$4,667,258	$—

Ordinary Income Dividend and Foreign Tax Credit

The Gerstein Fisher Multi-Factor® International Growth Equity Fund has made an election under Section 853 of the Internal Revenue Code to provide to its shareholders the benefit of foreign tax credits in the per share amount designated below.  Therefore, shareholders who must file a U.S. Federal Income tax return will be entitled to a foreign tax credit or itemized deduction in an amount equal to $0.0233 per share for each share owned on November 30, 2015, in computing their tax liability.  It is generally more advantageous to claim a credit than a deduction.

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-473-1155.

Independent Trustees

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	36	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 61		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
five portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	36	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 59		2001	(1986–present).		(an open-end
investment
company with
five portfolios).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–	36	Independent
615 E. Michigan St.		Term; Since	present); Managing		Manager,
Milwaukee, WI 53202		October 23,	Director, Chief		Ramius IDF
Age: 72		2009	Administrative		fund complex
			Officer (“CAO”) and		(two closed-end
			Chief Compliance		investment
			Officer (“CCO”),		companies);
			Granite Capital		Independent
			International Group,		Trustee, Gottex
			L.P. (an investment		Trust (an open-
			management firm)		ended
			(1994–2011).		investment
company with
one portfolio);
Independent
Trustee,
Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	36	Trustee,
615 E. Michigan St.	and	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		(an open-end
Age: 54		2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
five portfolios).

John P. Buckel	President	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,	Services, LLC
Age: 58	Executive	2013	(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,	Services, LLC
Age: 42	and	2013	(2002–present).
Principal
Financial
and
Accounting
Officer

Adam W. Smith	Secretary	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.		Term; Since	President, U.S.
Milwaukee, WI 53202		May 29,	Bancorp Fund
Age: 34		2015	Services, LLC
(April 2012–present);
Research Associate,
Vista360, LLC
(May 2010–
April 2012).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term;	President,
Milwaukee, WI 53202	Officer, Vice	Since	U.S. Bancorp Fund
Age: 56	President	July 1, 2014	Services, LLC
	and		(January 2014–
	Anti-Money		present); Senior
	Laundering		Vice President, Ariel
	Officer		Investments, LLC
(2010–2013); Vice
President, Ariel
Investments, LLC
(2003–2010).

Jesse J. Schmitting	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 34		2011	Services, LLC
(2008–present).

Cullen O. Small	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 29		2015	Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	Officer,	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		April 23,	Services, LLC
Age: 28		2015	(2011–present).

Melissa Aguinaga	Assistant	Indefinite	Officer,	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		July 1,	Services, LLC
Age: 28		2015	(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC, which serves as the principal underwriter for several series of the Trust, but not the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-473-1155. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30, are available without charge, either upon request by calling the Funds toll free at 1-800-473-1155 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-473-1155 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

GERSTEIN FISHER FUNDS

Investment Advisor	Gerstein, Fisher & Associates, Inc.
565 Fifth Avenue, 27th Floor
New York, New York 10017

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	GFA Securities, LLC
565 Fifth Avenue, 27th Floor
New York, New York 10017

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 5, 2014.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  7/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date 7/29/2016

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date 7/29/2016

* Print the name and title of each signing officer under his or her signature.